ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 4) € in Millions, ¥ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 CLF ( )	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 AUD ($)	May 10, 2017 USD ($)	Mar. 08, 2017 USD ($)	Mar. 06, 2017 USD ($)	Jan. 27, 2017 USD ($)	Jan. 13, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 CLF ( )	Dec. 31, 2016 CHF (SFr)	Nov. 29, 2016 USD ($)
Disclosure of financial liabilities [line items]
Notional amount	$ 177,224,139				$ 177,941,295
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | R1 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						15
Terms Years					P5Y6M	P5Y6M	P5Y6M	P5Y6M	P5Y6M	P5Y6M
Issuance rate (annual)					2.50%														2.50%	2.50%	2.50%	2.50%	2.50%
Series approval date					Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015
Series maximum amount |									15
Maturity date					Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | R2 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						10
Terms Years					P7Y6M	P7Y6M	P7Y6M	P7Y6M	P7Y6M	P7Y6M
Issuance rate (annual)					2.60%														2.60%	2.60%	2.60%	2.60%	2.60%
Series approval date					Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015
Series maximum amount |									10
Maturity date					Mar. 01, 2023	Mar. 01, 2023	Mar. 01, 2023	Mar. 01, 2023	Mar. 01, 2023	Mar. 01, 2023
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | R3 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						10
Terms Years					P10Y6M	P10Y6M	P10Y6M	P10Y6M	P10Y6M	P10Y6M
Issuance rate (annual)					3.00%														3.00%	3.00%	3.00%	3.00%	3.00%
Series approval date					Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015
Series maximum amount |									10
Maturity date					Mar. 01, 2026	Mar. 01, 2026	Mar. 01, 2026	Mar. 01, 2026	Mar. 01, 2026	Mar. 01, 2026
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | R5 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						7
Terms Years					P7Y	P7Y	P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)					2.55%														2.55%	2.55%	2.55%	2.55%	2.55%
Series approval date					Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015
Series maximum amount |									7
Maturity date					Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2022
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | R6 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						7
Terms Years					P9Y	P9Y	P9Y	P9Y	P9Y	P9Y
Issuance rate (annual)					2.65%														2.65%	2.65%	2.65%	2.65%	2.65%
Series approval date					Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015	Dec. 01, 2015
Series maximum amount |									7
Maturity date					Dec. 01, 2024	Dec. 01, 2024	Dec. 01, 2024	Dec. 01, 2024	Dec. 01, 2024	Dec. 01, 2024
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | P9 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						3
Terms Years					P10Y6M	P10Y6M	P10Y6M	P10Y6M	P10Y6M	P10Y6M
Issuance rate (annual)					2.60%														2.60%	2.60%	2.60%	2.60%	2.60%
Series approval date					Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015
Series maximum amount |									5
Maturity date					Sep. 01, 2025	Sep. 01, 2025	Sep. 01, 2025	Sep. 01, 2025	Sep. 01, 2025	Sep. 01, 2025
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | T2 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						5
Terms Years					P4Y6M	P4Y6M	P4Y6M	P4Y6M	P4Y6M	P4Y6M
Issuance rate (annual)					2.25%														2.25%	2.25%	2.25%	2.25%	2.25%
Series approval date					Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount |									5
Maturity date					Aug. 01, 2020	Aug. 01, 2020	Aug. 01, 2020	Aug. 01, 2020	Aug. 01, 2020	Aug. 01, 2020
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | T5 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																						5
Terms Years					P6Y	P6Y	P6Y	P6Y	P6Y	P6Y
Issuance rate (annual)					2.40%														2.40%	2.40%	2.40%	2.40%	2.40%
Series approval date					Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount |									5
Maturity date					Feb. 01, 2022	Feb. 01, 2022	Feb. 01, 2022	Feb. 01, 2022	Feb. 01, 2022	Feb. 01, 2022
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount |												10										62
Series maximum amount |			10
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | T9 [Member]
Disclosure of financial liabilities [line items]
Notional amount |												5
Terms Years	P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)	2.60%										2.60%	2.60%	2.60%
Series approval date	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount |			5
Maturity date	Feb. 01, 2024	Feb. 01, 2024	Feb. 01, 2024	Feb. 01, 2024
Senior bonds [Member] | Unidad de Fomento (funds code) [Member] | T13 [Member]
Disclosure of financial liabilities [line items]
Notional amount |												5
Terms Years	P9Y	P9Y	P9Y	P9Y
Issuance rate (annual)	2.75%										2.75%	2.75%	2.75%
Series approval date	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount |			5
Maturity date	Feb. 01, 2026	Feb. 01, 2026	Feb. 01, 2026	Feb. 01, 2026
Senior bonds [Member] | Chile, Pesos | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 160,000
Series maximum amount	300,000
Senior bonds [Member] | Chile, Pesos | R4 [Member]
Disclosure of financial liabilities [line items]
Notional amount					$ 100,000
Terms Years					P5Y6M	P5Y6M	P5Y6M	P5Y6M	P5Y6M	P5Y6M
Issuance rate (annual)					5.50%														5.50%	5.50%	5.50%	5.50%	5.50%
Series approval date					Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015
Series maximum amount					$ 100,000
Maturity date					Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021	Mar. 01, 2021
Senior bonds [Member] | Chile, Pesos | P4 [Member]
Disclosure of financial liabilities [line items]
Notional amount					$ 50,000
Terms Years					P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)					4.80%														4.80%	4.80%	4.80%	4.80%	4.80%
Series approval date					Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015
Series maximum amount					$ 150,000
Maturity date					Mar. 01, 2020	Mar. 01, 2020	Mar. 01, 2020	Mar. 01, 2020	Mar. 01, 2020	Mar. 01, 2020
Senior bonds [Member] | Chile, Pesos | SD [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 60,000				$ 140,000
Terms Years	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)	5.50%				5.50%						5.50%	5.50%	5.50%						5.50%	5.50%	5.50%	5.50%	5.50%
Series approval date	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014
Series maximum amount	$ 200,000				$ 200,000
Maturity date	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019	Jun. 01, 2019
Senior bonds [Member] | Chile, Pesos | SC [Member]
Disclosure of financial liabilities [line items]
Notional amount					$ 200,000
Terms Years					P10Y	P10Y	P10Y	P10Y	P10Y	P10Y
Issuance rate (annual)					5.95%														5.95%	5.95%	5.95%	5.95%	5.95%
Series approval date					Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014
Series maximum amount					$ 200,000
Maturity date					Jun. 01, 2024	Jun. 01, 2024	Jun. 01, 2024	Jun. 01, 2024	Jun. 01, 2024	Jun. 01, 2024
Senior bonds [Member] | Chile, Pesos | P3 [Member]
Disclosure of financial liabilities [line items]
Notional amount					$ 50,000
Terms Years					P7Y	P7Y	P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)					5.50%														5.50%	5.50%	5.50%	5.50%	5.50%
Series approval date					Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015
Series maximum amount					$ 50,000
Maturity date					Jan. 01, 2022	Jan. 01, 2022	Jan. 01, 2022	Jan. 01, 2022	Jan. 01, 2022	Jan. 01, 2022
Senior bonds [Member] | Chile, Pesos | P1 [Member]
Disclosure of financial liabilities [line items]
Notional amount					$ 50,000
Terms Years					P10Y	P10Y	P10Y	P10Y	P10Y	P10Y
Issuance rate (annual)					5.80%														5.80%	5.80%	5.80%	5.80%	5.80%
Series approval date					Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2015
Series maximum amount					$ 50,000
Maturity date					Jan. 01, 2025	Jan. 01, 2025	Jan. 01, 2025	Jan. 01, 2025	Jan. 01, 2025	Jan. 01, 2025
Senior bonds [Member] | Chile, Pesos | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount					$ 590,000
Senior bonds [Member] | Chile, Pesos | T16 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 100,000
Terms Years	P6Y	P6Y	P6Y	P6Y
Issuance rate (annual)	5.20%										5.20%	5.20%	5.20%
Series approval date	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount	$ 100,000
Maturity date	Aug. 01, 2021	Aug. 01, 2021	Aug. 01, 2021	Aug. 01, 2021
Senior bonds [Member] | Japan, Yen | JPY [Member]
Disclosure of financial liabilities [line items]
Notional amount | ¥																					¥ 3,000
Terms Years					P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)					0.115%														0.115%	0.115%	0.115%	0.115%	0.115%
Series approval date					Jun. 22, 2016	Jun. 22, 2016	Jun. 22, 2016	Jun. 22, 2016	Jun. 22, 2016	Jun. 22, 2016
Series maximum amount | ¥								¥ 3,000
Maturity date					Jun. 29, 2021	Jun. 29, 2021	Jun. 29, 2021	Jun. 29, 2021	Jun. 29, 2021	Jun. 29, 2021
Senior bonds [Member] | Japan, Yen | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount | ¥																					¥ 3,000
Senior bonds [Member] | USD
Disclosure of financial liabilities [line items]
Notional amount														$ 10,000,000	$ 418,853,000	$ 6,900,000	$ 960,000	$ 600,000						$ 6,895,000
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											$ 100								$ 10
Terms Years	P3Y	P3Y	P3Y	P3Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Description of Issuance rate (annual)	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%	Libor-USD 3M+1.05%
Series approval date	Jul. 20, 2017	Jul. 20, 2017	Jul. 20, 2017	Jul. 20, 2017	Jun. 02, 2016	Jun. 02, 2016	Jun. 02, 2016	Jun. 02, 2016	Jun. 02, 2016	Jun. 02, 2016
Series maximum amount		$ 100				$ 10
Maturity date	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jun. 09, 2021	Jun. 09, 2021	Jun. 09, 2021	Jun. 09, 2021	Jun. 09, 2021	Jun. 09, 2021
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											50								10
Terms Years	P3Y	P3Y	P3Y	P3Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Description of Issuance rate (annual)	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+1.22%	Libor-USD 3M+1.22%	Libor-USD 3M+1.22%	Libor-USD 3M+1.22%	Libor-USD 3M+1.22%	Libor-USD 3M+1.22%
Series approval date	Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017	Jun. 08, 2016	Jun. 08, 2016	Jun. 08, 2016	Jun. 08, 2016	Jun. 08, 2016	Jun. 08, 2016
Series maximum amount		$ 50				$ 10
Maturity date	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jun. 17, 2021	Jun. 17, 2021	Jun. 17, 2021	Jun. 17, 2021	Jun. 17, 2021	Jun. 17, 2021
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											10								10
Terms Years	P3Y	P3Y	P3Y	P3Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Description of Issuance rate (annual)	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%
Series approval date	Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016
Series maximum amount		$ 50				$ 10
Maturity date	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Aug. 16, 2021	Aug. 16, 2021	Aug. 16, 2021	Aug. 16, 2021	Aug. 16, 2021	Aug. 16, 2021
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											10								185
Terms Years	P4Y	P4Y	P4Y	P4Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Description of Issuance rate (annual)	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%	Libor-USD 3M+1.20%
Series approval date	Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017	Nov. 10, 2016	Nov. 10, 2016	Nov. 10, 2016	Nov. 10, 2016	Nov. 10, 2016	Nov. 10, 2016
Series maximum amount		$ 10				$ 185
Maturity date	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021	Nov. 28, 2021	Nov. 28, 2021	Nov. 28, 2021	Nov. 28, 2021	Nov. 28, 2021	Nov. 28, 2021
Senior bonds [Member] | USD | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount											770								$ 215
Series maximum amount				$ 770
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											10
Terms Years	P4Y	P4Y	P4Y	P4Y
Description of Issuance rate (annual)	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%
Series approval date	Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017
Series maximum amount		$ 10
Maturity date	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											50
Terms Years	P3Y	P3Y	P3Y	P3Y
Description of Issuance rate (annual)	Libor-USD 3M+0.75%	Libor-USD 3M+0.75%	Libor-USD 3M+0.75%	Libor-USD 3M+0.75%
Series approval date	Sep. 14, 2017	Sep. 14, 2017	Sep. 14, 2017	Sep. 14, 2017
Series maximum amount		$ 50
Maturity date	Sep. 15, 2020	Sep. 15, 2020	Sep. 15, 2020	Sep. 15, 2020
Senior bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount											$ 500
Terms Years	P3Y	P3Y	P3Y	P3Y
Issuance rate (annual)	2.50%										2.50%	2.50%	2.50%
Series approval date	Dec. 12, 2017	Dec. 12, 2017	Dec. 12, 2017	Dec. 12, 2017
Series maximum amount		$ 500
Maturity date	Dec. 15, 2020	Dec. 15, 2020	Dec. 15, 2020	Dec. 15, 2020
Senior bonds [Member] | Euro Member Countries, Euro | EUR [Member]
Disclosure of financial liabilities [line items]
Notional amount | €																				€ 54
Terms Years					P12Y	P12Y	P12Y	P12Y	P12Y	P12Y
Issuance rate (annual)					1.307%														1.307%	1.307%	1.307%	1.307%	1.307%
Series approval date					Aug. 05, 2016	Aug. 05, 2016	Aug. 05, 2016	Aug. 05, 2016	Aug. 05, 2016	Aug. 05, 2016
Series maximum amount | €							€ 54
Maturity date					Aug. 17, 2028	Aug. 17, 2028	Aug. 17, 2028	Aug. 17, 2028	Aug. 17, 2028	Aug. 17, 2028
Senior bonds [Member] | Euro Member Countries, Euro | EUR [Member]
Disclosure of financial liabilities [line items]
Notional amount | €																				€ 20
Terms Years					P8Y	P8Y	P8Y	P8Y	P8Y	P8Y
Issuance rate (annual)					0.80%														0.80%	0.80%	0.80%	0.80%	0.80%
Series approval date					Aug. 04, 2016	Aug. 04, 2016	Aug. 04, 2016	Aug. 04, 2016	Aug. 04, 2016	Aug. 04, 2016
Series maximum amount | €							€ 20
Maturity date					Aug. 19, 2024	Aug. 19, 2024	Aug. 19, 2024	Aug. 19, 2024	Aug. 19, 2024	Aug. 19, 2024
Senior bonds [Member] | Euro Member Countries, Euro | EUR [Member]
Disclosure of financial liabilities [line items]
Notional amount | €																				€ 30
Terms Years					P3Y	P3Y	P3Y	P3Y	P3Y	P3Y
Issuance rate (annual)					0.25%														0.25%	0.25%	0.25%	0.25%	0.25%
Series approval date					Dec. 09, 2016	Dec. 09, 2016	Dec. 09, 2016	Dec. 09, 2016	Dec. 09, 2016	Dec. 09, 2016
Series maximum amount | €							€ 30
Maturity date					Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019	Dec. 20, 2019
Senior bonds [Member] | Euro Member Countries, Euro | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount | €																				€ 104
Senior bonds [Member] | Switzerland, Francs | CHF [Member]
Disclosure of financial liabilities [line items]
Notional amount | SFr																							SFr 125
Terms Years					P8Y6M	P8Y6M	P8Y6M	P8Y6M	P8Y6M	P8Y6M
Issuance rate (annual)					35.00%														35.00%	35.00%	35.00%	35.00%	35.00%
Series approval date					Nov. 14, 2016	Nov. 14, 2016	Nov. 14, 2016	Nov. 14, 2016	Nov. 14, 2016	Nov. 14, 2016
Series maximum amount | SFr										SFr 125
Maturity date					May 30, 2025	May 30, 2025	May 30, 2025	May 30, 2025	May 30, 2025	May 30, 2025
Senior bonds [Member] | Switzerland, Francs | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount | SFr																							SFr 125
Senior bonds [Member] | Australia, Dollars | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount													$ 30
Series maximum amount				$ 30
Senior bonds [Member] | Australia, Dollars | Senior Bonds Related To AUD [Member]
Disclosure of financial liabilities [line items]
Notional amount													$ 30
Terms Years	P10Y	P10Y	P10Y	P10Y
Issuance rate (annual)	3.96%										3.96%	3.96%	3.96%
Series approval date	Dec. 05, 2017	Dec. 05, 2017	Dec. 05, 2017	Dec. 05, 2017
Series maximum amount				$ 30
Maturity date	Dec. 12, 2027	Dec. 12, 2027	Dec. 12, 2027	Dec. 12, 2027